Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	$ 23,435,544	$ 27,046,663
Purchased	24,754,532	27,786,184
Total revenue	48,190,076	54,832,847
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	3,561,156	3,812,092
Purchased	4,462,704	3,845,205
Total revenue	8,023,860	7,657,297
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	17,313,377	20,185,052
Purchased	17,761,970	19,712,006
Total revenue	35,075,347	39,897,058
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	524,802	416,595
Purchased	873,575	1,168,221
Total revenue	1,398,377	1,584,816
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	2,036,209	2,632,924
Purchased	1,656,283	3,060,752
Total revenue	$ 3,692,492	$ 5,693,676